UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST

(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC

100 Federal Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Maureen E. Kane

c/o Century Capital Management, LLC

100 Federal Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 482-3060

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2014

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST

PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 15.4%

Hotels, Restaurants & Leisure - 2.5%
104,455	Marriott International, Inc., Class A	$5,149,631

Household Durables - 3.8%
338,870	D.R. Horton, Inc.(a)	7,956,668

Internet & Catalog Retail - 2.0%
3,593	Priceline.com, Inc.(a)	4,113,590

Media - 4.0%
53,230	CBS Corp., Class B	3,125,666
74,465	DIRECTV(a)	5,170,105

		8,295,771

Textiles Apparel & Luxury Goods - 3.1%
119,204	Gildan Activewear, Inc.	6,352,381

Total Consumer Discretionary		31,868,041

Consumer Staples - 10.0%

Beverages - 2.9%
73,639	PepsiCo, Inc.	5,917,630

Food & Staples Retailing - 4.8%
75,823	CVS Caremark Corp.	5,134,733
64,853	Wal-Mart Stores, Inc.	4,843,222

		9,977,955

Household Products - 2.3%
62,106	Procter & Gamble Co.	4,758,562

Total Consumer Staples		20,654,147

Energy - 2.8%

Oil, Gas & Consumable Fuels - 2.8%
112,235	Valero Energy Corp.	5,735,209

Financials - 14.9%

Capital Markets - 2.0%
124,117	SEI Investments Co.	4,227,425

Diversified Financial Services - 3.3%
4	Berkshire Hathaway, Inc., Class A(a)	678,048
110,603	JPMorgan Chase & Co.	6,122,982

		6,801,030

Real Estate Investment Trust (REITs) - 6.0%
90,115	American Tower Corp.	7,288,501
167,723	Weyerhaeuser Co.	5,011,563

		12,300,064

Real Estate Management & Development - 3.6%
280,085	CBRE Group, Inc., Class A(a)	7,433,456

Total Financials		30,761,975

Health Care - 15.9%

Biotechnology - 6.1%
38,369	Alexion Pharmaceuticals, Inc.(a)	6,090,312
14,924	Celgene Corp.(a)	2,267,403

Shares		Value
Health Care (continued)
Biotechnology (continued)
105,728	Grifols SA, Sponsored ADR, Class B	$4,187,886

		12,545,601

Health Care Providers & Services - 3.5%
97,233	Express Scripts Holding Co.(a)	7,262,333

Pharmaceuticals - 6.3%
46,973	Actavis PLC(a)	8,876,958
36,199	Allergan, Inc.	4,148,405

		13,025,363

Total Health Care		32,833,297

Industrials - 10.5%

Aerospace & Defense - 3.6%
92,793	B/E Aerospace, Inc.(a)	7,374,260

Building Products - 2.8%
272,362	Masco Corp.	5,763,180

Construction & Engineering - 2.9%
79,426	Fluor Corp.	6,033,199

Industrial Conglomerates - 1.2%
19,156	3M Co.	2,455,607

Total Industrials		21,626,246

Information Technology - 23.6%

Communications Equipment - 1.6%
42,984	QUALCOMM, Inc.	3,190,272

Computers & Peripherals - 3.7%
15,236	Apple, Inc.	7,627,142

Internet Software & Services - 7.2%
80,234	eBay, Inc.(a)	4,268,449
8,952	Google, Inc., Class A(a)	10,572,043

		14,840,492

IT Services - 5.6%
63,786	Cognizant Technology Solutions Corp., Class A(a)	6,182,139
25,363	Visa, Inc., Class A	5,463,951

		11,646,090

Software - 5.5%
65,992	Adobe Systems, Inc.(a)	3,906,067
204,000	Oracle Corp.	7,527,600

		11,433,667

Total Information Technology		48,737,663

Materials - 4.0%

Chemicals - 4.0%
106,153	LyondellBasell Industries NV, Class A	8,360,610

TOTAL COMMON STOCKS (Cost $140,765,153)		200,577,188

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
SHORT-TERM INVESTMENTS - 1.6%

Money Market Mutual Funds - 1.6%

3,288,797	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	$3,288,797

TOTAL SHORT-TERM INVESTMENTS (Cost $3,288,797)		3,288,797

Total Investments - 98.7% (Cost, $144,053,950)		203,865,985

Other Assets in Excess of Liabilities - 1.3%		2,691,776

Net Assets - 100.0%		$206,557,761

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
ADR	-	American Depositary Receipt
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company
SA		Generally designated corporations in various countries, mostly those employing civil law

The net unrealized appreciation/depreciation of investments based on federal tax cost as of January 31, 2014 was as follows:

Gross unrealized appreciation	$61,133,304
Gross unrealized depreciation	(1,321,269)

Net unrealized appreciation	$59,812,035

See Notes to Portfolio of Investments.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND

PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 95.1%

Consumer Discretionary - 15.1%

Auto Components - 1.8%
299,796	Gentherm, Inc.(a)	$7,638,802

Hotels, Restaurants & Leisure - 2.9%
109,244	Bally Technologies, Inc.(a)	8,009,770
28,243	Buffalo Wild Wings, Inc.(a)	4,006,552

		12,016,322

Household Durables - 3.2%
304,706	Ryland Group, Inc.	13,602,076

Media - 0.9%
584,259	Cumulus Media, Inc., Class A(a)	3,908,693

Specialty Retail - 2.2%
243,893	DSW, Inc., Class A	9,182,571

Textiles, Apparel & Luxury Goods - 4.1%
120,993	Hanesbrands, Inc.	8,607,442
232,178	Movado Group, Inc.	8,764,720

		17,372,162

Total Consumer Discretionary		63,720,626

Consumer Staples - 2.0%

Food & Staples Retailing - 2.0%
140,036	Susser Holdings Corp.(a)	8,539,395

Energy - 3.7%

Energy Equipment & Services - 1.9%
459,751	Basic Energy Services, Inc.(a)	7,875,535

Oil, Gas & Consumable Fuels - 1.8%
272,976	Penn Virginia Corp.(a)	3,272,982
111,263	Western Refining, Inc.	4,351,496

		7,624,478

Total Energy		15,500,013

Financials - 5.9%

Capital Markets - 4.8%
342,037	Cohen & Steers, Inc.	12,337,274
175,993	Stifel Financial Corp.(a)	7,946,084

		20,283,358

Commercial Banks - 1.1%
136,132	Eagle Bancorp, Inc.(a)	4,526,389

Total Financials		24,809,747

Health Care - 21.6%

Biotechnology - 2.6%
304,528	NPS Pharmaceuticals, Inc.(a)	10,896,012

Health Care Equipment & Supplies - 2.5%
99,027	Cyberonics, Inc.(a)	6,615,004
180,706	Globus Medical, Inc., Class A(a)	4,228,520

		10,843,524

Health Care Providers & Services - 7.2%
233,388	Acadia Healthcare Co., Inc.(a)	11,912,124
143,512	Air Methods Corp.(a)	7,380,822

248,974	Brookdale Senior Living, Inc.(a)	6,836,826
120,659	Molina Healthcare, Inc.(a)	4,343,724

		30,473,496

Life Sciences Tools & Services - 4.3%
201,160	Bruker Corp.(a)	4,093,606

Shares		Value
Health Care (continued)
Life Sciences Tools & Services (continued)
226,553	Cambrex Corp.(a)	$4,252,400
277,708	WuXi PharmaTech (Cayman), Inc., Sponsored ADR(a)	9,692,009

		18,038,015

Pharmaceuticals - 5.0%
73,677	Jazz Pharmaceuticals PLC(a)	11,173,854
91,298	Lannett Co., Inc.(a)	3,224,645
205,686	Prestige Brands Holdings, Inc.(a)	6,224,058
80,048	TherapeuticsMD, Inc.(a)	526,716

		21,149,273

Total Health Care		91,400,320

Industrials - 18.3%

Air Freight & Logistics - 1.2%
120,840	Hub Group, Inc., Class A(a)	5,008,818

Building Products - 1.5%
122,074	Universal Forest Products, Inc.	6,414,989

Commercial Services & Supplies - 2.3%
343,034	Herman Miller, Inc.	9,615,243

Electrical Equipment - 1.7%
146,732	Generac Holdings, Inc.	7,062,211

Machinery - 0.5%
58,973	Sun Hydraulics Corp.	2,155,463

Professional Services - 3.9%
102,575	Corporate Executive Board Co.	7,498,233
2,121	Huron Consulting Group, Inc.(a)	140,495
499,706	Kforce, Inc.	9,059,670

		16,698,398

Road & Rail - 2.1%
258,647	Saia, Inc.(a)	8,706,058

Trading Companies & Distributors - 5.1%
670,300	CAI International, Inc.(a)	13,868,507
82,381	DXP Enterprises, Inc.(a)	7,911,871

		21,780,378

Total Industrials		77,441,558

Information Technology - 25.3%

Communications Equipment - 3.0%
60,431	Palo Alto Networks, Inc.(a)	3,592,623
217,313	Ubiquiti Networks, Inc.(a)	8,953,295

		12,545,918

Electronic Equipment Instruments & Components - 1.3%
279,550	InvenSense, Inc.(a)	5,504,339

Internet Software & Services - 11.2%
215,430	Constant Contact, Inc.(a)	5,818,764
218,036	Dealertrack Technologies, Inc.(a)	10,171,380
243,175	E2open, Inc.(a)	5,824,041
196,935	j2 Global, Inc.	8,931,002
164,323	SciQuest, Inc.(a)	4,344,700
366,367	Web.com Group, Inc.(a)	12,383,205

		47,473,092

Semiconductors & Semiconductor Equipment - 1.8%
429,783	Integrated Device Technology, Inc.(a)	4,147,406
99,058	Mellanox Technologies Ltd.(a)	3,691,892

		7,839,298

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
Information Technology (continued)
Software - 8.0%
715,384	Callidus Software, Inc.(a)	$10,494,683
152,066	Imperva, Inc.(a)	8,363,630
181,579	Infoblox, Inc.(a)	6,369,792
81,940	Tyler Technologies, Inc.(a)	8,640,573

		33,868,678

Total Information Technology		107,231,325

Materials - 3.2%

Chemicals - 3.2%
282,814	American Vanguard Corp.	6,572,597
175,504	Koppers Holdings, Inc.	6,932,408

		13,505,005

Total Materials		13,505,005

TOTAL COMMON STOCKS (Cost $302,685,425)		402,147,989

SHORT-TERM INVESTMENTS - 5.0%

Money Market Mutual Funds - 5.0%

21,107,334	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	21,107,334

TOTAL SHORT-TERM INVESTMENTS (Cost $21,107,334)		21,107,334

Total Investments - 100.1% (Cost, $323,792,759)		423,255,323

Liabilities in Excess of Other Assets - (0.1%)		(370,466)

Net Assets - 100.0%		$422,884,857

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
ADR	-	American Depositary Receipt
Ltd.	-	Limited
PLC	-	Public Limited Company

The net unrealized appreciation/depreciation of investments based on federal tax cost as of January 31, 2014 was as follows:

Gross unrealized appreciation	$103,405,617
Gross unrealized depreciation	(4,583,607)

Net unrealized appreciation	$98,822,010

See Notes to Portfolio of Investments.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS – AS OF JANUARY 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 16.2%

Diversified Consumer Services - 2.0%
41,498	Grand Canyon Education, Inc.(a)	$1,818,442

Hotels, Restaurants & Leisure - 3.3%
24,097	Bally Technologies, Inc.(a)	1,766,792
8,720	Buffalo Wild Wings, Inc.(a)	1,237,019

		3,003,811

Household Durables - 4.1%
79,033	D.R. Horton, Inc.(a)	1,855,695
29,948	Jarden Corp.(a)	1,810,356

		3,666,051

Internet & Catalog Retail - 1.9%
21,652	TripAdvisor, Inc.(a)	1,671,318

Textiles, Apparel & Luxury Goods - 4.9%
21,602	Deckers Outdoor Corp.(a)	1,683,876
7,620	Fossil Group, Inc.(a)	852,145
26,329	Hanesbrands, Inc.	1,873,045

		4,409,066

Total Consumer Discretionary		14,568,688

Consumer Staples - 3.9%

Food & Staples Retailing - 1.9%
24,967	United Natural Foods, Inc.(a)	1,687,020

Food Products - 2.0%
75,351	WhiteWave Foods Co., Class A(a)	1,824,248

Total Consumer Staples		3,511,268

Energy - 3.5%

Oil, Gas & Consumable Fuels - 3.5%
22,731	Gulfport Energy Corp.(a)	1,385,455
45,604	Western Refining, Inc.	1,783,572

		3,169,027

Total Energy		3,169,027

Financials - 4.0%

Capital Markets - 2.0%
27,650	Waddell & Reed Financial, Inc., Class A	1,792,273

Commercial Banks - 2.0%
61,140	PrivateBancorp, Inc.	1,747,993

Total Financials		3,540,266

Health Care - 18.5%

Biotechnology - 2.1%
37,958	Alkermes PLC(a)	1,847,795

Health Care Equipment & Supplies - 7.8%
13,499	Cooper Cos., Inc.	1,677,656
30,894	Cyberonics, Inc.(a)	2,063,719
81,796	Globus Medical, Inc., Class A(a)	1,914,026
28,741	West Pharmaceutical Services, Inc.	1,363,761

		7,019,162

Shares		Value
Health Care (continued)
Health Care Providers & Services - 2.0%
21,824	Universal Health Services, Inc., Class B	$1,790,004

Life Sciences Tools & Services - 0.5%
23,660	Cambrex Corp.(a)	444,098

Pharmaceuticals - 6.1%
13,855	Jazz Pharmaceuticals PLC(a)	2,101,249
38,820	Lannett Co., Inc.(a)	1,371,123
20,729	Salix Pharmaceuticals Ltd.(a)	2,017,761

		5,490,133

Total Health Care		16,591,192

Industrials - 21.5%

Aerospace & Defense - 1.9%
20,942	B/E Aerospace, Inc.(a)	1,664,261

Airlines - 2.0%
39,155	Spirit Airlines, Inc.(a)	1,836,370

Building Products - 1.9%
30,230	Armstrong World Industries, Inc.(a)	1,683,206

Construction & Engineering - 1.5%
17,766	Chicago Bridge & Iron Co., NV	1,332,272

Electrical Equipment - 3.9%
14,921	Acuity Brands, Inc.	1,895,564
33,618	Generac Holdings, Inc.	1,618,034

		3,513,598

Machinery - 5.3%
20,533	Crane Co.	1,296,864
44,244	ITT Corp.	1,811,792
16,665	Snap-on, Inc.	1,669,000

		4,777,656

Professional Services - 1.8%
21,217	Manpowergroup, Inc.	1,652,804

Trading Companies & Distributors - 3.2%
11,128	MSC Industrial Direct Co., Inc., Class A	934,975
23,791	United Rentals, Inc.(a)	1,925,643

		2,860,618

Total Industrials		19,320,785

Information Technology - 25.2%

Communications Equipment - 4.3%
33,019	Palo Alto Networks, Inc.(a)	1,962,980
46,366	Ubiquiti Networks, Inc.(a)	1,910,279

		3,873,259

Electronic Equipment Instruments & Components - 3.3%
66,674	InvenSense, Inc.(a)	1,312,811
25,303	IPG Photonics Corp.(a)	1,692,011

		3,004,822

Internet Software & Services - 2.3%
59,951	Web.com Group, Inc.(a)	2,026,344

IT Services - 7.9%
7,188	Alliance Data Systems Corp.(a)	1,722,676
46,386	Cardtronics, Inc.(a)	1,786,789

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
Information Technology (continued)
IT Services (continued)
49,072	EPAM Systems, Inc.(a)	$2,007,045
37,603	MAXIMUS, Inc.	1,593,239

		7,109,749

Semiconductors & Semiconductor Equipment - 5.3%
196,138	Integrated Device Technology, Inc.(a)	1,892,732
23,218	Mellanox Technologies Ltd.(a)	865,335
41,315	NXP Semiconductor NV(a)	1,997,580

		4,755,647

Software - 2.1%
47,133	FleetMatics Group PLC(a)	1,885,791

Total Information Technology		22,655,612

Materials - 3.0%

Chemicals - 2.1%
145,858	Ferro Corp.(a)	1,834,894

Metals & Mining - 0.9%
28,137	U.S. Silica Holdings, Inc.	833,418

Total Materials		2,668,312

Telecommunication Services - 2.1%

Diversified Telecommunication Services - 2.1%
45,642	Cogent Communications Group, Inc.	1,888,209

TOTAL COMMON STOCKS (Cost $69,633,305)		87,913,359

SHORT-TERM INVESTMENTS - 1.6%

Money Market Mutual Funds - 1.6%

1,427,087	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00%(b) 7 Day Yield)	1,427,087

TOTAL SHORT-TERM INVESTMENTS (Cost $1,427,087)		1,427,087

Total Investments - 99.5% (Cost, $71,060,392)		89,340,446

Other Assets in Excess of Liabilities - 0.5%		429,934

Net Assets - 100.0%		$89,770,380

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:
Ltd.	-	Limited
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company

The net unrealized appreciation/depreciation of investments based on federal tax cost as of January 31, 2014 was as follows:

Gross unrealized appreciation	$18,755,441
Gross unrealized depreciation	(1,145,880)

Net unrealized appreciation	$17,609,561

See Notes to Portfolio of Investments.

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

JANUARY 31, 2014 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Funds’ investments carried at fair value:

Century Shares Trust Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$200,577,188	$–	$–	$200,577,188
Short-Term Investments	3,288,797	–	–	3,288,797

TOTAL	$203,865,985	$–	$–	$203,865,985

Century Small Cap Select Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$402,147,989	$–	$–	$402,147,989
Short-Term Investments	21,107,334	–	–	21,107,334

TOTAL	$423,255,323	$–	$–	$423,255,323

Century Growth Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$87,913,359	$–	$–	$87,913,359
Short-Term Investments	1,427,087	–	–	1,427,087

TOTAL	$89,340,446	$–	$–	$89,340,446

* At January 31, 2014 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: March 24, 2014

By:	/s/ Julie Smith
Name:	Julie Smith
Title:	Principal Financial Officer

Date: March 24, 2014